OTHER NON-CURRENT ASSETS - SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of other non-current assets:
Mark-to-market interest rate swaps valuation	$ 1,881	$ 3,617
Deferred tax asset	10,393	6,439
Other long-term assets	4,479	5,227
Other non-current assets	16,753	15,283
NR Satu
Components of other non-current assets:
Capitalized commission expenses and lease incentives	4,500	5,200
Amortization expense	$ 700	$ 700	$ 700